UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Value Fund Series, Inc.

Schedules of Investments (unaudited)
March 31, 2009

Seligman Large-Cap Value Fund

	Shares	Value

Common Stocks 100.1%
Aerospace and Defense 8.3%
General Dynamics	65,000	$2,703,350
Honeywell International	125,000	3,482,500
United Technologies	90,000	3,868,200

		10,054,050

Capital Markets 7.5%
Bank of New York Mellon	160,000	4,520,000
Morgan Stanley	200,000	4,554,000

		9,074,000

Chemicals 5.7%
E. I. du Pont de Nemours	130,000	2,902,900
Praxair	60,000	4,037,400

		6,940,300

Commercial Banks 2.4%
U.S. Bancorp	200,000	2,922,000

Communications Equipment 3.4%
Juniper Networks*	270,000	4,066,200

Diversified Financial Services 6.5%
Bank of America	580,000	3,955,600
JPMorgan Chase	150,000	3,987,000

		7,942,600

Food and Staples Retailing 3.6%
Costco Wholesale	95,000	4,400,400

Food Products 3.5%
Tyson Foods (Class A)	450,000	4,225,500

Health Care Equipment and Supplies 6.3%
Baxter International	80,000	4,097,600
Medtronic	120,000	3,536,400

		7,634,000

Health Care Providers and Services 3.0%
Humana*	140,000	3,651,200

Independent Power Producers and Energy Traders 1.0%
AES*	200,000	1,162,000

Insurance 14.1%
MetLife	210,000	4,781,700
Prudential Financial	130,000	2,472,600
Travelers	120,000	4,876,800
Unum Group	400,000	5,000,000

		17,131,100

Machinery 1.8%
Caterpillar	80,000	2,236,800

Multiline Retail 2.6%
J.C. Penney	160,000	3,211,200

Oil, Gas and Consumable Fuels 10.6%
Chevron	70,000	4,706,800
Marathon Oil	140,000	3,680,600
Valero Energy	125,000	2,237,500
Williams Companies	200,000	2,276,000

		12,900,900

Pharmaceuticals 4.0%
Bristol-Myers Squibb	220,000	4,822,400

Road and Rail 2.4%
CSX	50,000	1,292,500
Union Pacific	40,000	1,644,400

		2,936,900

Specialty Retail 7.8%
Gap	380,000	4,936,200
Lowe’s	250,000	4,562,500

		9,498,700

Tobacco 5.6%
Altria Group	200,000	3,204,000
Philip Morris International*	100,000	3,558,000

		6,762,000

Total Investments 100.1%		121,572,250
Other Assets Less Liabilities (0.1)%		(135,146)

Net Assets 100.0%		$121,437,104

Seligman Smaller-Cap Value Fund

	Shares	Value

Common Stocks 100.5%
Aerospace and Defense 3.3%
Cubic	130,000	$3,292,900

Airlines 6.1%
Continental Airlines (Class B)*	280,000	2,466,800
Delta Air Lines*	650,000	3,659,500

		6,126,300

Beverages 1.2%
Central European Distribution*	110,000	1,183,600

Chemicals 1.6%
Minerals Technologies	50,000	1,602,500

Commercial Services and Supplies 5.3%
Brink’s	75,000	1,984,500
Waste Connections*	130,000	3,341,000

		5,325,500

Communications Equipment 3.7%
F5 Networks*	175,000	3,666,250

Computers and Peripherals 0.7%
Hypercom*	770,000	739,200

Construction and Engineering 3.0%
Shaw Group*	110,000	3,015,100

Containers and Packaging 1.9%
Owens-Illinois*	130,000	1,877,200

Diversified Consumer Services 3.4%
Brink’s Home Security Holdings*	75,000	1,695,000
Sotheby’s	190,000	1,710,000

		3,405,000

Electrical Equipment 6.9%
Belden	130,000	1,626,300
EnerSys*	180,000	2,181,600
SunPower (Class B)	55,000	1,089,000
Thomas & Betts*	80,000	2,001,600

		6,898,500

Energy Equipment and Services 2.6%
Exterran Holdings*	100,000	1,602,000
TETRA Technologies*	300,000	975,000

		2,577,000

Food Products 1.8%
Smithfield Foods*	190,000	1,797,400

Health Care Providers and Services 1.9%
WellCare Health Plans*	170,034	1,912,883

Health Care Technology 2.0%
Eclipsys*	200,000	2,028,000

Hotels, Restaurants and Leisure 8.8%
Panera Bread (Class A)*	40,000	2,236,000
Penn National Gaming*	135,000	3,260,250
Texas Roadhouse (Class A)*	350,000	3,335,500

		8,831,750

Insurance 16.8%
Aspen Insurance Holdings	160,000	3,593,600
Endurance Specialty Holdings	75,000	1,870,500
Hanover Insurance Group	95,000	2,737,900
Infinity Property and Casualty	90,000	3,053,700
Lincoln National	300,000	2,007,000
W.R. Berkley	155,000	3,495,250

		16,757,950

IT Services 2.5%
CACI International (Class A)*	65,000	2,371,850

Machinery 3.1%
Mueller Industries	145,000	3,145,050

Multiline Retail 4.3%
Fred’s (Class A)	380,000	4,286,400

Personal Products 2.0%
Herbalife	130,000	1,947,400

Professional Services 2.9%
School Specialty*	165,000	2,902,350

Semiconductors and Semiconductor Equipment 7.1%
Cypress Semiconductor*	240,000	1,624,800
ON Semiconductor*	474,100	1,848,990
Varian Semiconductor Equipment Associates*	165,000	3,573,900

		7,047,690

Software 7.2%
Lawson Software*	680,000	2,890,000
Quest Software*	340,000	4,311,200

		7,201,200

Specialty Retail 0.4%
Pier 1 Imports*	753,900	422,184

Total Investments 100.5%		100,361,157
Other Assets Less Liabilities (0.5)%		(496,772)

Net Assets 100.0%		$99,864,385

* Non-income producing security.

At March 31, 2009, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Large-Cap Value Fund	$169,866,249	$7,467,892	$(55,761,891)	$(48,293,999)
Smaller-Cap Value Fund	141,829,480	10,972,306	(52,440,629)	(41,468,323)

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2009

Organization – Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”) (collectively, the “Funds”).

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Fair Value Measurements - Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Large-Cap Value Fund	Smaller-Cap Value Fund

Level 1 - Quoted Prices in Active Markets for Identical Investments	$121,572,250	$100,361,157
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$121,572,250	$100,361,157

Risk – A Portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. To the extent that either Fund invests a substantial percentage of its assets in an industry, that Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large capitalization or smaller capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Fund investing in such companies may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.